Basis of Presentation and Disclosure - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase decrease in financing obligations connected with leases	$ 290	$ 341	$ 296
Dividend payables	$ 30
Non-current Liabilities with Covenants [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Description Of Requirements To Be Applied And Duration In Accounting Policy	Clarifies the requirements to be applied in classifying liabilities as current and non-current for non-current liabilities that are subject to covenants within 12 months after the reporting period.
Mobile equipment [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Carrying amount of assets acquired through leases	$ 290	$ 341	$ 296